Intangible Assets, Net	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

12 INTANGIBLE ASSETS, NET

The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2023
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,247	(3,566)	(8,667)	14
Trademarks	1,481	(641)	—	840
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship	502,270	(475,937)	(17,033)	9,300
Brand(1)	184,470	(172,110)	(12,360)	—
Strategic business resources(2)	1,456,331	(1,456,331)	—	—
Technology	32,840	(24,226)	(6,214)	2,400
Total	2,279,154	(2,181,536)	(85,064)	12,554

	As of March 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,789	(3,635)	(8,921)	233
Trademarks	1,481	(765)	—	716
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship	39,500	(14,562)	(24,938)	—
Technology	9,900	(3,660)	(6,240)	—
Total	153,185	(71,347)	(80,889)	949

(1)
Brand was acquired through the Group’s acquisitions with Aimei and Meiliworks (Note 1(a)).
(2)
Strategic business resources were acquired through a business cooperation agreement the Company entered into with Tencent in July 2018. Pursuant to the agreement, Tencent offered the Company traffic support through Tencent’s online platform and provided the Company certain intellectual property resources to promote and advertise the Company’s products and brands.

Amortization expense for intangible assets were RMB328,154, RMB59,992 and RMB1,901 for the years ended March 31, 2022, 2023 and 2024, respectively.

As of March 31, 2022, the Group determined that there were two asset groups, including the live video broadcast (“LVB”) focused online business asset group and brands and the customized services business asset group. As of March 31, 2022, after considering the first-ever year-over-year decrease of the gross merchandise volume (“GMV”) from LVB and the weaker-than-expected operating results, the Group concluded that these changes in circumstances represented a triggering event which required the Group to perform an impairment test on the LVB focused online business asset group. Given that the aggregated undiscounted cash flows were lower than the carrying amount of this asset group, the Group concluded that it was necessary to determine the fair value of the asset group for purposes of determining a potential impairment charge. The determined fair value of the LVB focused online business asset group resulted in an impairment charge of RMB48,862 which was allocable to each asset in the group. The charge was allocated to each asset on a pro rata basis based upon respective carrying values and after giving consideration to the fair values of each individual asset. The fair value of each asset was determined using appropriate valuation methodologies, including the relief of royalty method for the broadcasting, insurance agency and domain name intangibles. The cost savings approach was used to fair value the strategic business services intangible asset. The replacement cost approach was used to fair value property, plant, and equipment. Judgment in estimating the fair values of these assets included estimating future growth rates, royalty rates and/or discount rates. As a result of management’s analysis, the Group recorded impairment charges for the broadcasting license, insurance agency license and domain name intangible assets of RMB38,690, RMB2,100 and RMB8,072, respectively, for the year ended March 31, 2022, as the Group believes the future economic benefit to be generated from these intangible assets are not sufficient to recover related net book values.

During the year ended March 31, 2022, the Company recognized intangible assets amounting to RMB49,400 in connection with the acquisition of Ruisha Technology, which were measured at fair value upon the completion of acquisition. Details of acquired intangible assets are included in Note 3.

As of March 31, 2023, considering the weaker-than-expected operating results of the Company, the Group concluded that there were indicators that the carrying value of certain intangible assets may not be fully recoverable. Given that the aggregated undiscounted cash flows of the brands and the customized services business asset group were lower than the carrying amount of this asset group, the Group concluded that it was necessary to determine the fair value of the asset group for purposes of determining a potential impairment charge. The determined fair value of the asset group resulted in an impairment charge of RMB21,233 which was allocable to each asset in the group. The charge was allocated to each asset on a pro rata basis based upon respective carrying values and after giving consideration to the fair values of each individual asset. The fair value of each intangible asset was determined using appropriate valuation methodologies, including the relief of royalty method for the technology and multi-period excess earnings method for the customer relationship. Judgement in estimating the fair values of these assets included estimating future growth rates, royalty rates and/or discount rates. As a result of management analysis, the Group recorded impairment charges for the customer relationship and technology assets of RMB17,033 and RMB4,200, respectively, for the year ended March 31, 2023, as the Group believes the future economic benefit to be generated from these intangible assets are not sufficient to recover related net book values.

As of September 30, 2023, considering the weaker-than-expected operating results of the Company, the Group concluded that there were indicators that the carrying value of certain intangible assets may not be fully recoverable. Given that the aggregated undiscounted cash flows of the brands and the customized services business asset group were lower than the carrying amount of this asset group, the Group concluded that it was necessary to determine the fair value of the asset group for purposes of determining a potential impairment charge. The determined fair value of the asset group resulted in an impairment charge of RMB9,945. The fair value of each intangible asset was determined using appropriate valuation methodologies, including the relief of royalty method for the technology and multi-period excess earnings method for the customer relationship. Judgement in estimating the fair values of these assets included estimating future growth rates, royalty rates and/or discount rates. As a result of management analysis, the Group recorded impairment charges for the customer relationship and technology assets of RMB7,905 and RMB2,040, respectively, for the year ended March 31, 2024, as the Group believes the future economic benefit to be generated from these intangible assets are not sufficient to recover related net book values.

As of March 31, 2024, amortization expense related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2025	238
2026	176
2027	156
2028	127
2029	102
Thereafter	150
949